Schedule of Recognized Identified Assets Acquired and Liabilities Assumed, First National Bank of Florida (Detail) (The First National Bank Of Florida ("FNB"), USD $)	1 Months Ended
	Sep. 09, 2011
Business Acquisition [Line Items]
Assets, as recorded	$ 251,846,775
Assets, fair value adjustments	(2,867,786)
Assets, as recorded by CharterBank	248,978,989
Liabilities, as Recorded	247,483,986
Liabilities, fair Value Adjustments	820,919
Liabilities, as Recorded by CharterBank	248,304,905
Excess of assets acquired over liabilities assumed	4,362,789	[1]
Aggregate fair value adjustments	(3,688,705)
Net assets acquired	674,084
Cash and Cash Equivalents
Business Acquisition [Line Items]
Assets, as recorded	25,689,080
Assets, fair value adjustments	23,637,211	[2]
Assets, as recorded by CharterBank	49,326,291
Investment in Federal Home Loan Bank Stock
Business Acquisition [Line Items]
Assets, as recorded	993,612
Assets, as recorded by CharterBank	993,612
Available-for-sale Securities
Business Acquisition [Line Items]
Assets, as recorded	13,002,568
Assets, fair value adjustments	(97,407)	[3]
Assets, as recorded by CharterBank	12,905,161
Loans, Net of Unearned Income
Business Acquisition [Line Items]
Assets, as recorded	185,927,300
Assets, fair value adjustments	(61,459,964)	[4]
Assets, as recorded by CharterBank	124,467,336
Other Real Estate Owned
Business Acquisition [Line Items]
Assets, as recorded	24,943,178
Assets, fair value adjustments	(17,387,076)	[5]
Assets, as recorded by CharterBank	7,556,102
FDIC Receivable
Business Acquisition [Line Items]
Assets, fair value adjustments	51,555,999	[6]
Assets, as recorded by CharterBank	51,555,999
Core Deposit Intangible
Business Acquisition [Line Items]
Assets, fair value adjustments	1,134,697	[7]
Assets, as recorded by CharterBank	1,134,697
Assets Other
Business Acquisition [Line Items]
Assets, as recorded	1,291,037
Assets, fair value adjustments	(251,246)	[8]
Assets, as recorded by CharterBank	1,039,791
Deposit Liabilities
Business Acquisition [Line Items]
Liabilities, as Recorded	244,715,032
Liabilities, as Recorded by CharterBank	244,715,032
Deferred Tax Liability
Business Acquisition [Line Items]
Liabilities, fair Value Adjustments	420,919	[9]
Liabilities, as Recorded by CharterBank	420,919
Liabilities Other
Business Acquisition [Line Items]
Liabilities, as Recorded	2,768,954
Liabilities, fair Value Adjustments	400,000	[10]
Liabilities, as Recorded by CharterBank	$ 3,168,954

[1]	Amount represents the excess of assets acquired over liabilities assumed and since the asset discount bid by CharterBank of $28 million exceeded this amount, the difference resulted in a cash settlement with the FDIC on the acquisition date.
[2]	Adjustment reflects the initial wire received from the FDIC adjusted for overpayment by the FDIC on the acquisition date.
[3]	Adjustment reflects fair value adjustments based on the Bank's evaluation of the acquired investment securities portfolio.
[4]	Adjustment reflects fair value adjustments based on the Bank's evaluation of the acquired loan portfolio. The fair value adjustment includes adjustments for estimated credit losses, liquidity and servicing costs.
[5]	Adjustment reflects the estimated other real estate owned losses based on the Bank's evaluation of the acquired other real estate owned portfolio.
[6]	Adjustment reflects the estimated fair value of payments the Bank will receive from the FDIC under loss sharing agreements. The receivable was recorded at present value of the estimated cash flows using an average discount rate of approximately two percent.
[7]	Adjustment reflects fair value adjustments to record the estimated core deposit intangible.
[8]	Adjustment reflects fair value adjustments to record certain other assets acquired in this transaction.
[9]	Adjustment reflects differences between the financial statement and tax bases of assets acquired and liabilities assumed.
[10]	Adjustment reflects fair value adjustments to record certain other liabilities in this transaction.